TAXATION (Deferred Tax, Movement of Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TAXATION
Beginning balance	$ 28,102	$ 21,484	$ 16,186
Additions	37,882	8,305	6,852
Reversals	(709)	(1,339)	(779)
Foreign currency translation adjustment	1,944	(348)	(775)
Ending balance	$ 67,219	$ 28,102	$ 21,484